RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS: Remaining scheduled minimum rental payments (Tables)	12 Months Ended
Mar. 31, 2012
Remaining Scheduled Minimum Rental Payments [Abstract]
Remaining scheduled minimum rental payments

As of the April 23, 2012 amendment to the lease agreement, the remaining scheduled minimum rental payments required for each of the five succeeding fiscal years are as follows:

2013	$26,800
2014	$27,600
2015	$27,600
2016	$27,600